Accounts Payable and Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses

	As of December 31, 2023	As of March 31, 2023
Accounts payable	24,313,674	2,008,731
Accrued expenses	5,240,132	3,575,445
Amounts due to employees	1,029,049	656,890
	30,582,855	6,241,066

	As of March 31, 2023	As of March 31, 2022
Accounts payable	2,008,731	1,531,713
Accrued expenses	3,575,445	1,109,314
Amounts due to employees	656,890	284,637
	6,241,066	2,925,664